Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details) - Subsequent Event [Member] - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Mar. 24, 2023
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details) [Line Items]
Amount received			$ 2.0
Legal, financial advisory and other professional fees			$ 25.4
Aggregate principal amount		$ 6.0
Warrant shares (in Shares)		149,234
Aggregate reduced amount	$ 2.6
Interest rate per annum	2.00%
Deferred consent fee	$ 5.0